Property and Equipment - Perpetual Software License (Details) - Perpetual software license - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Recorded obligation
Remaining payment period	2 years
Accounts payable and accrued other expenses
Recorded obligation
Current portion of obligation	$ 2,952	$ 3,351
Other long-term liabilities
Recorded obligation
Long-term portion of obligation	$ 6,340	$ 3,225